Note 10 - Related Party Transactions and Balances (Details Textual) - CAD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Statement Line Items [Line Items]
Payments to related party services	$ 1,707,500	$ 1,519,311	$ 2,112,619
Chairman [member]
Statement Line Items [Line Items]
Deferred monthly salary payments	8,000
Amounts payable, related party transactions	160,000
Almadex [member]
Statement Line Items [Line Items]
Administrative income from fees incurred during spin off	935,872	639,320	542,657
Amounts receivable, related party transactions	40,678	34,296
Almadex [member] | Drill equipment [member]
Statement Line Items [Line Items]
Outstanding commitments made on behalf of entity, related party transactions	37,689	133,498
Company controlled by a director [member]
Statement Line Items [Line Items]
Payments to related party services	468,227	320,093	243,260
Azucar [member]
Statement Line Items [Line Items]
Amounts receivable, related party transactions	81,623	61,873
Chairman's daughter [member]
Statement Line Items [Line Items]
Related party, salary contracted	$ 41,300	$ 41,300	$ 48,800